Share-based compensation - Changes in stock options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options outstanding, beginning of period (in shares) | shares	200,631	198,221
Number of stock options granted (in shares) | shares	15,440	7,410
Number of stock options exercised (in shares) | shares	(5,900)	(2,700)
Number of stock options cancelled (in shares) | shares	(5,600)	(2,300)
Number of stock options expired (in shares) | shares	(31,320)
Number of stock options outstanding, end of period (in shares) | shares	173,251	200,631
Weighted average exercise price of stock options outstanding, beginning of period (in usd per option) | $ / shares	$ 49.07	$ 48.55
Weighted average exercise price of stock options granted (in usd per option) | $ / shares	29.27	57.60
Weighted average exercise price (in usd per option) | $ / shares	34.59	31.73
Weighted average exercise price of stock options cancelled (in usd per option) | $ / shares	58.96	52.31
Weighted average exercise price of stock options expired (in usd per option) | $ / shares	38.24
Weighted average exercise price of stock options outstanding, end of period (in usd per option) | $ / shares	$ 49.44	$ 49.07